Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Oct. 31, 2022
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	$ 130,120		$ 154,439
Derivative liabilities	131,082		153,491
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	130,120		154,439
Derivative liabilities	131,082		$ 153,491
Investment [member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Unrealized gains (losses), excluding foreign currency translation, recognized in OCI	18	$ 45
Net derivative balances, category [Member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	336	441
Derivative liabilities	$ 1,583	$ 1,398